Nature of business	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Nature of business	Nature of business
Docebo Inc. (the “Company” or “Docebo”) is a provider of cloud-based learning management systems. The Company was incorporated on April 21, 2016 under the laws of the Province of Ontario. The Company’s head office is located at Suite 701, 366 Adelaide Street West, Toronto, Canada, M5V 1R9.

The Company’s shares are listed on both the Toronto Stock Exchange (“TSX”), as of October 8, 2019, and the Nasdaq Global Select Market (“Nasdaq”), as of December 3, 2020, under the stock symbol “DCBO”.